Interest Rate Benchmark Reform	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Interest Rate Benchmark Reform
5	Interest Rate Benchmark Reform
The publication of the
1-month,
2-month
and 3-month Canadian Dollar Offered Rate (CDOR) tenors ceased as of June 28, 2024. The Bank has successfully transitioned all contracts referencing CDOR and Bankers Acceptances (BAs) to alternative rates such as Canadian Overnight Repo Rate Average (CORRA) or Prime.